Note 1 - Basis of Presentation and General Information - Charterers Individually Accounted for More than 10% of the Company's Voyage and Time Charter Revenues (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Charterer CMA [Member]
Concentration Risk, Percentage	24.00%	51.00%	34.00%
Charterer GSS [Member]
Concentration Risk, Percentage	21.00%	33.00%	31.00%
Hapag-Lloyd AG [Member]
Concentration Risk, Percentage	16.00%
Charterer MSC [Member]
Concentration Risk, Percentage	15.00%	11.00%	17.00%
Maersk Line A/S [Member]
Concentration Risk, Percentage	11.00%